SCHEDULE OF OIL AND GAS ACTIVITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Extractive Industries [Abstract]
Oil and gas property - subject to amortization	$ 28,786,721	$ 28,740,479
Accumulated depletion	(9,962,701)	(9,411,476)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property - subject to amortization, net	6,964,837	7,469,820
Oil and gas property - not subject to amortization	1,155,422	1,151,804
Accumulated impairment
Oil and gas property - not subject to amortization, net	$ 1,155,422	$ 1,151,804